UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of Registrant as specified in charter)

J. Garrett Stevens

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: November 30, 2020

Date of reporting period: February 29, 2020

Item 1. Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

February 29, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 135.5%

Communication Services — 7.9%
AT&T	2,049	$72,166
CenturyLink (A)	5,992	72,323
Cinemark Holdings (A)	2,365	61,396
Fox	2,149	66,060
Liberty Latin America, Cl C *	2,261	34,345
News, Cl A (A)	5,682	68,610
Omnicom Group (A)	994	68,864
Verizon Communications	1,306	70,733
		514,497
Consumer Discretionary — 16.1%
BorgWarner (A)	1,838	58,081
Brunswick	1,322	70,330
Discovery Communications, Cl A *	2,426	62,348
Foot Locker (A)	1,805	65,431
Ford Motor (A)	8,590	59,786
Gap	1,928	27,628
General Motors (A)	2,199	67,070
Goodyear Tire & Rubber (A)	5,325	51,573
Harley-Davidson (A)	1,744	53,140
Kohl’s (A)	1,578	61,779
Lear (A)	581	64,607
Macy’s (A)	4,870	64,430
Murphy USA *	238	23,205
Newell Brands (A)	4,182	64,528
Nordstrom (A)	1,966	68,220
Qurate Retail (A) *	9,387	64,020
Target (A)	623	64,169
TripAdvisor	2,654	62,236
		1,052,581
Consumer Staples — 7.4%
Bunge	1,401	65,777
Coty, Cl A	7,329	67,647
Ingredion (A)	854	71,138
Kraft Heinz (A)	2,544	63,015
Kroger (A)	2,796	78,651
Molson Coors Brewing, Cl B (A)	1,493	74,068
Walgreens Boots Alliance (A)	1,363	62,371
		482,667
Energy — 6.8%
Apache	2,995	74,635
Chevron	408	38,083
ConocoPhillips (A)	300	14,526
CVR Energy (A)	1,989	56,527
Devon Energy (A)	3,124	50,734
Equities (A)	5,461	32,056
Helmerich & Payne (A)	1,810	66,771
HollyFrontier (A)	1,577	53,113
Valero Energy	862	57,108
		443,553
Financials — 15.8%
Affiliated Managers Group (A)	946	71,158
Allstate (A)	694	73,043
CIT Group (A)	1,516	60,201
Federated Hermes, Cl B	2,457	70,884
Fidelity National Financial (A)	1,675	64,923
First American Financial (A)	577	32,947
Hanover Insurance Group (A)	564	66,857
Lazard, Cl A (A) (B)	2,033	72,822
Legg Mason (A)	2,234	111,298
LPL Financial Holdings	868	68,989
MetLife (A)	1,557	66,515
Prudential Financial (A)	765	57,719
Santander Consumer USA Holdings (A)	3,452	84,229
Synchrony Financial (A)	2,215	64,456
Unum Group (A)	2,787	64,965
		1,031,006
Health Care — 21.0%
AbbVie (A)	902	77,310
Acadia Healthcare (A) *	2,439	72,195
AmerisourceBergen, Cl A (A)	946	79,767
Amgen (A)	333	66,510
Biogen (A) *	268	82,649
Bristol-Myers Squibb (A)	1,254	74,061
Cardinal Health (A)	1,562	81,412
Centene *	1,263	66,964
Cerner	1,097	75,989
DaVita (A) *	1,076	83,519
Encompass Health	56	4,191
Envista Holdings *	2,679	67,993
Gilead Sciences (A)	1,219	84,550
Henry Schein (A) *	1,207	73,555
Humana *	216	69,051
Johnson & Johnson (A)	551	74,098
McKesson (A)	576	80,559
Merck (A)	135	10,336
Quest Diagnostics (A)	752	79,757
Universal Health Services, Cl B (A)	560	69,294
		1,373,760
Industrials — 16.4%
AECOM *	1,862	83,678
AGCO (A)	970	58,617
Alaska Air Group (A)	1,177	59,391
Cummins (A)	445	67,324
Delta Air Lines (A)	1,291	59,554
JetBlue Airways (A) *	4,257	67,176
Knight-Swift Transportation Holdings, Cl A (A)	2,245	71,705
Macquarie Infrastructure (A)	1,868	73,319
ManpowerGroup (A)	829	62,955
MasTec *	1,261	61,890
Nielsen Holdings PLC	3,982	72,512
Regal Beloit	941	73,059
Robert Half International (A)	166	8,368
Ryder System (A)	1,492	56,756
Southwest Airlines (A)	1,480	68,361
United Airlines Holdings (A) *	909	55,985
XPO Logistics (A) *	1,002	74,118
		1,074,768
Information Technology — 29.0%
Alliance Data Systems (A)	724	62,177
Amdocs (A)	1,108	70,635
Apple (A)	278	75,994
Arrow Electronics *	952	63,841

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

February 29, 2020 (Unaudited) (continued)

Description	Shares	Fair Value

Information Technology (continued)
Avnet (A)	1,890	$57,985
Cisco Systems	1,545	61,692
CoreLogic	1,855	84,162
Dell Technologies, Cl C *	1,577	63,805
DXC Technology (A)	2,194	52,897
Hewlett Packard Enterprise (A)	5,057	64,679
Intel (A)	1,339	74,341
International Business Machines (A)	594	77,309
Jabil (A)	1,951	62,530
Juniper Networks (A)	3,293	69,877
Lam Research (A)	274	80,400
Leidos Holdings (A)	819	84,070
Micron Technology (A) *	1,489	78,262
NCR *	2,297	57,884
NetApp	1,309	61,157
ON Semiconductor (A) *	3,284	61,279
Perspecta (A)	2,971	74,186
Qorvo (A) *	689	69,300
Sabre (A)	3,518	47,898
Skyworks Solutions	657	65,818
Texas Instruments (A)	625	71,338
Western Digital (A)	1,294	71,895
Western Union (A)	2,938	65,782
Xerox Holdings (A)	2,156	69,423
		1,900,616
Materials — 6.2%
Alcoa *	3,725	51,666
DuPont de Nemours	1,261	54,097
Huntsman (A)	3,319	62,862
Nucor (A)	844	34,899
Olin (A)	4,666	75,542
Reliance Steel & Aluminum	668	68,330
Steel Dynamics	2,329	62,021
		409,417
Real Estate — 3.8%
Apple Hospitality REIT ‡,(A)	5,000	65,350
Host Hotels & Resorts ‡,(A)	4,264	61,742
RLJ Lodging Trust ‡,(A)	4,432	58,547
Sunstone Hotel Investors ‡,(A)	5,603	61,353
		246,992
Utilities — 5.1%
Exelon (A)	1,770	76,305
NRG Energy (A)	1,943	64,527
Portland General Electric (A)	1,330	72,365
UGI	1,479	53,303
Vistra Energy	3,523	67,748
		334,248
Total Common Stock
(Cost $10,271,962)		8,864,105

Total Investments - 135.5%
(Cost $10,271,962)		$8,864,105

SCHEDULE OF SECURITIES SOLD SHORT

COMMON STOCK — (36.1)%

Communication Services — (0.8)%
Netflix*	(152)	(56,093)

Consumer Discretionary — (3.2)%
Carvana, Cl A*	(617)	(51,156)
Chegg*	(1,577)	(61,834)
Five Below*	(480)	(46,536)
Roku, Cl A*	(433)	(49,219)
		(208,745)
Energy — (0.8)%
Cheniere Energy*	(984)	(50,469)

Financials — (2.6)%
CME Group, Cl A	(297)	(59,050)
KKR	(2,067)	(59,116)
Texas Pacific Land Trust	(75)	(52,185)
		(170,351)
Health Care — (7.9)%
ACADIA Pharmaceuticals*	(1,372)	(58,639)
Allakos*	(618)	(38,520)
Bridgebio Pharma*	(1,636)	(52,156)
Deciphera Pharmaceuticals*	(935)	(49,779)
Exact Sciences*	(640)	(51,808)
Guardant Health*	(766)	(66,611)
HealthEquity*	(814)	(57,786)
Moderna*	(3,089)	(80,098)
Repligen*	(109)	(9,330)
Sarepta Therapeutics*	(465)	(53,229)
		(517,956)
Industrials — (6.2)%
Axon Enterprise*	(828)	(64,062)
CoStar Group*	(96)	(64,089)
HEICO	(246)	(26,531)
L3Harris Technologies	(298)	(58,924)
Mercury Systems*	(857)	(62,955)
TransDigm Group	(106)	(59,128)
Uber Technologies*	(1,998)	(67,672)
		(403,361)
Information Technology — (9.7)%
Advanced Micro Devices*	(1,306)	(59,397)
Alteryx, Cl A*	(508)	(70,927)
Avalara*	(94)	(7,966)
Coupa Software*	(399)	(59,750)
Fiserv*	(515)	(56,320)
Paylocity Holding*	(496)	(64,242)
Q2 Holdings*	(696)	(52,458)
RingCentral, Cl A*	(357)	(84,163)
Splunk*	(398)	(58,637)
Trade Desk, Cl A*	(222)	(63,770)
Twilio, Cl A*	(511)	(57,559)
		(635,189)
Materials — (2.3)%
FMC	(596)	(55,487)
Ingevity*	(693)	(31,213)
Newmont Goldcorp	(1,411)	(62,973)
		(149,673)
Real Estate — (2.6)%
Rexford Industrial Realty‡	(1,325)	(61,970)

FLAG-Forensic Accounting Long-Short ETF

Schedule of Investments

February 29, 2020 (Unaudited) (concluded)

Description	Shares	Fair Value

Real Estate (continued)
Terreno Realty‡	(1,121)	$(61,509)
WP Carey‡	(609)	(47,143)
		(170,622)
Total Common Stock
(Proceeds $2,119,317)		(2,362,459)

Total Securities Sold Short - (36.1)%
(Proceeds $2,119,317)		$(2,362,459)

Percentages are based on Net Assets of $6,541,111.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Substantially all of the securities or a portion thereof, has been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at February 29, 2020 was $5,256,116.
(B)	Securities considered Master Limited Partnership. At February 29, 2020, these securities amounted to $72,822 or 1.1% of Net Assets.

Cl — Class

CVR — Contingent Value Right

PLC — Public Limited Company

As of February 29, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended February 29, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

IDS-QH-001-1500

Item 2. Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: April 24, 2020

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: April 24, 2020